SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Book Income (Loss)	$ (380,090)	$ (667,643)
Non-deductible expenses	47,955	421,328
Valuation Allowance	332,135	246,315
Income tax expense